Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2011
Provisional Estimates of Fair Values of Assets Acquired and Liabilities Assumed
Acquisition of BeijingWits Medical Limited

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Cash and cash equivalents	587
Accounts receivable	657
Other current assets	490
Current liabilities	(1,046)
Total	$860

Acquisition of PriceSpective LLC

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$247
Cash and cash equivalents	876
Accounts receivable	6,049
Other current assets	372
Current liabilities	(5,619)
Total	$1,925